Derivative instruments and hedging activities - Schedule of the carrying value of the hedged items and the related cumulative amount of fair value hedging adjustment (Detail) - Designated as Hedging Instrument [Member] - JPY (¥)
¥ in Billions
	Sep. 30, 2019	Mar. 31, 2019
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Carrying amount of the hedged liabilities	¥ 1,037	¥ 1,019
Cumulative gains/(losses) of fair value hedging adjustment included in the carrying amount of the hedged liabilities	(15)	(13)
Long-term borrowings [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Carrying amount of the hedged liabilities	1,037	1,019
Cumulative gains/(losses) of fair value hedging adjustment included in the carrying amount of the hedged liabilities	¥ (15)	¥ (13)